Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 18,627	$ 17,538
Forward option-prepaid forward contracts, net	2,585	0
Finance charges and origination fees	1,028	0
Accrued compensation	130	0
Stock-based compensation	311	3
Section 174 research and development capitalization	434	0
Tax credits	715	648
Total deferred tax assets	23,830	18,189
Valuation allowance	(23,830)	(18,189)
Net deferred tax assets	$ 0	$ 0